Intangible Assets,Net - Summary of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets Future Amortization Expense Current And Five Succeeding Fiscal Years [Abstract]
2022	¥ 54,056
2023	53,718
2024	53,058
2025	52,474
2026 and thereafter	532,545
Intangible assets, net	¥ 745,851	¥ 189,090